Capital Structure (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Apr. 06, 2017	Dec. 31, 2018 CNY (¥) Days ¥ / shares shares	Dec. 31, 2017 ¥ / shares shares	Dec. 31, 2016 ¥ / shares shares	Dec. 31, 2018 $ / shares	Mar. 31, 2018
Capital structure (Textual)
Percentage of equity ownership						20.60%
Basic net income per ADS | ¥ / shares		¥ 9.84	¥ 7.29	¥ 2.71
Loans bear interest rate				13.04%	3.00%
Total shares outstanding, Percentage				0.64%
New shares issued for acquisition				7,416,000
Share purchase agreement [Member]
Capital structure (Textual)
Share purchase agreement, description	The Company announced that it entered into a share purchase agreement with Fosun Industrial Holdings Limited ("Fosun"), a wholly-owned subsidiary of Fosun International Limited (00656.HK) for a private placement of 66,000,000 ordinary shares (equivalent to 3,300,000 ADS) of the Company, at purchase price of US$0.44 per ordinary share equivalent to US$8.84 per ADS), for a total investment of US$29,162. The purchase price represents the average closing price of the past 20 trading days prior to the signing of the share purchase agreement between Fosun and the Company on March 29, 2017. Fosun holds 5.08% of the total shares outstanding as of December 31, 2017 and its purchased shares are subject to a contractual one-year lock-up.
Master Trend Limited [Member]
Capital structure (Textual)
Repurchase of ordinary shares, shares		150,000,000
Average closing price, trading days | Days		30
Shares issued, price per share | $ / shares					$ 1.45
Cash Consideration | ¥		¥ 1,716,343
Total shares outstanding, Percentage		11.52%
Master Trend Limited [Member] | ADS [Member]
Capital structure (Textual)
Repurchase of ordinary shares, shares		7,500
Shares issued, price per share | $ / shares					$ 29
Equity Option [Member]
Capital structure (Textual)
Exercised of share options, shares		1,760,000	69,118,158
Issue new shares to employees, shares				2,597,400
Total shares outstanding, Percentage		0.16%	5.32%	0.22%
Public Market [Member]
Capital structure (Textual)
Repurchase of ordinary shares, shares		28,475,480
Total shares outstanding, Percentage		2.19%
Public Market [Member] | ADS [Member]
Capital structure (Textual)
Repurchase of ordinary shares, shares		1,423,774